Supplemental Information on Oil and Natural Gas Producing Activities	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
Supplemental Information on Oil and Natural Gas Producing Activities

Supplemental Information on Oil and Natural Gas Producing Activities (unaudited)

The following tables summarize our proved reserves, drilling and production activity, and financial operating data at the end of each year. Tables I through III provide historical cost information pertaining to costs incurred in exploration, property acquisitions and development; capitalized costs; and results of operations. Tables IV through VI present information on our estimated proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves, and changes in estimated discounted future net cash flows.

TABLE I –	Total costs incurred in oil and natural gas acquisition, exploration and development activities (in thousands):

	Oman(a)	Gabon	Indonesia	United States and Other	Total

Year Ended December 31, 2012
Unproved exploration costs	$6,741	$30,386	$4,078	$—	$41,205

	$6,741	$30,386	$4,078	$—	$41,205

Year Ended December 31, 2011 Restated*
Unproved acquisition costs	$—	$—	$3,660	$—	$3,660
Unproved exploration costs	10,901	46,107	34,596	—	91,604

	$10,901	$46,107	$38,256	$—	$95,264

Year Ended December 31, 2010 Restated*
Unproved acquisition costs	$—	$—	$2,703	$—	$2,703
Unproved exploration costs	1,698	2,450	10,468	2,890	17,506

	$1,698	$2,450	$13,171	$2,890	$20,209

(a)	The Oman operations have been discontinued.
*	See Note 3 – Summary of Significant Accounting Policies – Restatement of Prior Period Financial Statements for additional information.

TABLE II –	Capitalized costs related to oil and natural gas producing activities (in thousands):

	Oman(b)	Gabon(a)	Indonesia	United States and Other	Total

Year Ended December 31, 2012
Unproved property costs	$—	$73,233	$5,220	$—	$78,453
Oilfield Inventories	—	3,209	130	—	3,339

	$—	$76,442	$5,350	$—	$81,792

Year Ended December 31, 2011 Restated*
Unproved property costs	$5,084	$46,447	$5,195	$2,900	$59,626
Oilfield Inventories	209	2,480	140	—	2,829

	$5,293	$48,927	$5,335	$2,900	$62,455

Year Ended December 31, 2010 Restated*
Unproved property costs	$4,216	$8,171	$9,605	$6,427	$28,419
Oilfield Inventories	—	—	1,435	3,965	5,400

	$4,216	$8,171	$11,040	$10,392	$33,819

(a)	Drilling activities were completed in September 2011 for Dussafu Ruche Marin-1 (“DRM-1”) exploratory well on the Dussafu PSC. DRM-1 well costs of $39.2 million were suspended pending further exploration and development activities. Exploration activities continued in 2012 with the acquisition of additional seismic and the spud of our second exploration well, DTM-1, on November 19, 2012.
(b)	The Oman operations have been discontinued.
*	See Note 3 – Summary of Significant Accounting Policies – Restatement of Prior Period Financial Statements for additional information.

We regularly evaluate our unproved properties to determine whether impairment has occurred. We have excluded from amortization our interest in unproved properties and the cost of uncompleted exploratory activities. The principal portion of such costs is expected to be included in amortizable costs during the next two to three years.

Unproved property costs at December 31, 2012 relates to two on-going projects. Costs incurred by year are as follows (in thousands):

	Total	2012	2011	2010	Prior
	(RESTATED)		(RESTATED)	(RESTATED)	(RESTATED)
Property acquisition costs	$12,463	$—	$3,660	$2,703	$6,100
Exploration costs	65,990	27,416	34,576	3,694	304

Total unproved property costs	$78,453	$27,416	$38,236	$6,397	$6,404

*	See Note 3 – Summary of Significant Accounting Policies – Restatement of Prior Period Financial Statements for additional information.

TABLE III –	Results of operations for oil and natural gas producing activities (in thousands):

	Year Ended December 31,
	2012	2011
		(RESTATED)
Revenue:
Oil and natural gas revenues	$—	$6,488

Expenses:
Operating, selling and distribution expenses and taxes other than on income	—	3,154
Exploration expense	9,068	12,565
Impairment of oil and gas properties costs	9,312	3,335
Dry hole costs	5,617	49,676
Depletion	—	811

Total expenses	23,997	69,541

Results of operations from oil and natural gas producing activities	$(23,997)	$(63,053)

TABLE IV –	Quantities of Oil and Natural Gas Reserves

Estimating oil and gas reserves is a very complex process requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. This data may change substantially over time as a result of numerous factors such as production history, additional development activity and continual reassessment of the viability of production under various economic and political conditions. Consequently, material upward or downward revisions to existing reserve estimates may occur from time to time; although, every reasonable efforts is made to ensure that reported results are the most accurate assessment available. We ensure that the data provided to our external independent experts, and their interpretation of that data, corresponds with our development plans and management’s assessment of each reservoir. The significance of subjective decisions required and variances in available data make estimates generally less precise than other estimates presented in connection with financial statement disclosures.

We measure and disclose our oil and gas reserves in accordance with the provisions of the SEC’s Modernization of Oil and Gas Reporting and ASC 932, “Extractive Activities – Oil and Gas” (“ASC 932”).

The process for preparation of our oil and gas reserves estimates is completed in accordance with our prescribed internal control procedures, which include verification of data provided for, management reviews and review of the independent third party reserves report. The technical employee responsible for overseeing the process for preparation of the reserves estimates has a Bachelor of Arts in Engineering Science, a Master of Science in Petroleum Engineering, has more than 25 years of experience in reservoir engineering and is a member of the Society of Petroleum Engineers.

All reserve information in this report is based on estimates prepared by Ryder Scott Company L.P. (“Ryder Scott”), independent petroleum engineers. The technical personnel responsible for preparing the reserve estimates at Ryder Scott meet the requirements regarding qualifications, independence, objectivity and confidentiality set forth in the Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers. Ryder Scott is an independent firm of petroleum engineers, geologists, geophysicists and petrophysicists; they do not own an interest in our properties and are not employed on a contingent fee basis.

See the following section Additional Supplemental Information on Oil and Natural Gas Producing Activities (unaudited) for Venezuela Equity Affiliate as of December 31, 2012, 2011 and 2010, TABLE IV – Quantities of Oil and Natural Gas Reserves for Petrodelta’s reserves.

The table shown below represents our interests in the United States. On May 17, 2011, we closed the transaction to sell our Antelope Project. The sale had an effective date of March 1, 2011. We received cash proceeds of approximately $217.8 million which reflected increases to the purchase price for customary adjustments and deductions for transaction related costs. We do not have any continuing involvement with the Antelope Project. The related gain on the sale was reported in discontinued operations in the second quarter of 2011. The Antelope Project has been classified as discontinued operations.

	2011		2010
	Oil and NGL (MBbls)	Gas (MMcf)	Oil and NGL (MBbls)	Gas (MMcf)
Proved Reserves
United States
Proved Reserves at January 1	3,515	6,492	226	1,126
Revisions	—	—	147	914
Acquisitions	—	—	15	12
Sales of reserves in place	(3,454)	(6,155)	—	—
Extensions	—	—	3,267	4,863
Production	(61)	(337)	(140)	(423)

Proved Reserves at December 31	—	—	3,515	6,492

As of December 31
United States
Proved
Developed	—	—	659	2,476
Undeveloped	—	—	2,856	4,016

Total Proved	—	—	3,515	6,492

TABLE V –	Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Natural Gas Reserve Quantities

The standardized measure of discounted future net cash flows is presented in accordance with the provisions of the accounting standard on disclosures about oil and gas producing activities. In preparing this data, assumptions and estimates have been used, and we caution against viewing this information as a forecast of future economic conditions.

Future cash inflows are estimated by applying the average price during the 12-month period, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, adjusted for fixed and determinable escalations provided by the contract, to the estimated future production of year-end proved reserves. Future cash inflows are reduced by estimated future production and development costs to determine pre-tax cash inflows. Future income taxes are estimated by applying the year-end statutory tax rates to the future pre-tax cash inflows, less the tax basis of the properties involved, and adjusted for permanent differences and tax credits and allowances. The resultant future net cash inflows are discounted using a ten percent discount rate.

The table shown below represents our net interest at December 31, 2011 and 2010.

	United States
	December 31,
	2011	2010
	(in thousands)

Future cash inflows from sales of oil and gas	$—	$250,712
Future production costs	—	(75,602)
Future development costs	—	(62,246)
Future income tax expenses	—	(37,262)

Future net cash flows	—	75,602
Effect of discounting net cash flows at 10%	—	(45,632)

Standardized measure of discounted future net cash flows	$—	$29,970

TABLE VI –	Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves:

	United States
	December 31,
	2011	2010
	(in thousands)

Standardized Measure at January 1	$29,970	$4,723
Sales of oil and natural gas, net of related costs	(3,334)	(8,850)
Revisions to estimates of proved reserves:
Net changes in prices, net of production costs	26,140	2,766
Quantities	—	3,734
Purchase and sale of reserves in place	(45,627)	387
Extensions, discoveries and improved recovery, net of future costs	—	36,211
Accretion of discount	—	535
Development costs incurred	2,784	2,427
Changes in estimated development costs	—	(1,256)
Net change in income taxes	(9,933)	(10,707)

Standardized Measure at December 31	$—	$29,970

Additional Supplemental Information on Oil and Natural Gas Producing Activities (unaudited) for Petrodelta S.A.

The following tables summarize the proved reserves, drilling and production activity, and financial operating data at the end of each year for our net 32 percent interest in Petrodelta. Tables I through III provide historical cost information pertaining to costs incurred in exploration, property acquisitions and development; capitalized costs; and results of operations. Tables IV through VI present information on our estimated proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves, and changes in estimated discounted future net cash flows.

Petrodelta (32 percent ownership) is accounted for under the equity method, and has been included at its ownership interest in the consolidated financial statements and the following Tables based on a year ending December 31 and, accordingly, results of operations for oil and natural gas producing activities in Venezuela reflect the year ended December 31, 2012, 2011 and 2010.

TABLE I –	Total costs incurred in oil and natural gas acquisition, exploration and development activities (in thousands):

	Year ended December 31,
	2012	2011	2010

Development costs	$66,342	$45,364	$29,976

TABLE II –	Capitalized costs related to oil and natural gas producing activities (in thousands):

	Year ended December 31,
	2012	2011	2010

Proved property costs	$250,259	$184,640	$139,702
Unproved property costs	—	1,434	1,365
Oilfield inventories	28,992	13,764	9,630
Less accumulated depletion and impairment	(81,629)	(57,346)	(43,856)

	$197,622	$142,492	$106,841

TABLE III –	Results of operations for oil and natural gas producing activities (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenue:
Oil and natural gas revenues	$404,577	$360,222	$194,423
Royalty	(132,802)	(118,339)	(65,500)

	271,775	241,883	128,923

Expenses:
Operating, selling and distribution expenses and taxes other than on income(1)	149,082	114,835	22,359
Depletion	24,284	17,531	12,387
Income tax expense	49,205	54,759	47,089

Total expenses	222,571	187,125	81,835

Results of operations from oil and natural gas producing activities	$49,204	$54,758	$47,088

(1)	Expenses include operating expenses, production taxes and Windfall Profits Tax. Net to our 32 percent interest, Windfall Profits Tax for December 31, 2012 was $93.2 million (2011: $76.0 million, 2010: $4.5 million).

TABLE IV –	Quantities of Oil and Natural Gas Reserves

We measure and disclose our oil and gas reserves in accordance with the provisions of the SEC’s Modernization of Oil and Gas Reporting and ASC 932, “Extractive Activities – Oil and Gas” (“ASC 932”).

Petrodelta is producing from, and continuing to develop, the Petrodelta Fields. Petrodelta has both developed and undeveloped oil and gas reserves identified in all six fields. Petrodelta produces the fields in accordance with a business plan originally defined by its Conversion Contract executed in late 2007. Proved Undeveloped (“PUD”) oil and gas reserves are drilled in accordance with Petrodelta’s business plan, but can be revised where drilling results indicate a change is warranted.

During 2012, Petrodelta drilled and completed 12 production wells. Six of the wells were previously identified Proved Undeveloped (“PUD”) locations and six wells were previously classified Probable, Possible or undefined locations. In 2012, an additional ten PUD locations were identified through drilling activity; however, ten PUD locations which are scheduled to be drilled five years after the wells were originally identified have been reclassified as Probable reserves. At December 31, 2012, Petrodelta had a total of 157 PUD (22.9 MMBOE) locations identified. Since the implementation of its 2007 business plan, Petrodelta has drilled 67 gross production wells (2008 nine wells [1.4 MMBOE], 2009 15 wells [2.0 MMBOE], 2010 16 wells [2.0 MMBOE], 2011 15 wells [2.1 MMBOE], and 2012 12 wells [2.2 MMBOE]) which have moved to the proved developed producing (“PDP”) category. Of these 67 locations drilled since 2008, 33 (5.9 MMBOE) represent the movements of PUD locations to PDP locations. The other 34 new producing wells (3.8 MMBOE) were previously classified Probable, Possible or un-defined.

Petrodelta has a track record of identifying, executing and converting its PUD locations to PDP locations in accordance with the business plan defined by the conversion contract executed in 2007 and subsequent updates. However, the timing and pace of the development is controlled by the majority owner, PDVSA through CVP, although we have substantial negative control provisions as a noncontrolling interest shareholder. In 2010, Petrodelta submitted a revised business plan to PDVSA which substantially increases the total projected drilling activity and production volumes compared to the 2007 business plan, but which is otherwise consistent with the 2007 business plan. The 2010 business plan, as approved by PDVSA, contemplates sustained drilling activities through the year 2024 to fully develop the El Salto and Temblador fields. As a noncontrolling interest shareholder in Petrodelta, HNR Finance has limited ability to control the development plans that are periodically prepared and/or approved by the Venezuelan government. Since this constraint represents a hindrance to development not experienced by typical operations, the PUD locations which are now scheduled to be drilled five years after they were originally identified have been reclassified as Probable reserves.

Proved undeveloped reserves of 22.9 MMBOE from 157 gross PUD locations are all scheduled to be drilled within the period from 2013 to 2016 and within five years from when these locations were first identified.

All above MMBOE represent our net 32 percent interest, net of a 33.33 percent royalty.

The tables shown below represent HNR Finance’s 40 percent ownership interest and our net 32 percent ownership interest, both net of a 33.33 percent royalty, in Venezuela in each of the years.

	HNR Finance	Minority Interest in Venezuela	32% Net Total
Proved Reserves-Crude oil, condensate, and natural gas liquids (MBbls)

As of December 31, 2012
Proved Reserves at January 1, 2012	48,332	(9,667)	38,665
Revisions	(3,941)	788	(3,153)
Extensions	2,283	(456)	1,827
Production	(3,513)	703	(2,810)

Proved Reserves at end of the year	43,161	(8,632)	34,529

As of December 31, 2012
Proved
Developed	15,607	(3,121)	12,486
Undeveloped	27,554	(5,511)	22,043

Total Proved	43,161	(8,632)	34,529

As of December 31, 2011
Proved Reserves at January 1, 2011	52,105	(10,421)	41,684
Revisions	(10,829)	2,166	(8,663)
Extensions	10,093	(2,019)	8,074
Production	(3,037)	607	(2,430)

Proved Reserves at end of the year	48,332	(9,667)	38,665

As of December 31, 2011
Proved
Developed	17,147	(3,430)	13,717
Undeveloped	31,185	(6,237)	24,948

Total Proved	48,332	(9,667)	38,665

As of December 31, 2010
Proved Reserves at January 1, 2010	47,419	(9,483)	37,936
Revisions	(230)	45	(185)
Extensions	7,199	(1,440)	5,759
Production	(2,283)	457	(1,826)

Proved Reserves at end of the year	52,105	(10,421)	41,684

As of December 31, 2010
Proved
Developed	16,342	(3,268)	13,074
Undeveloped	35,763	(7,153)	28,610

Total Proved	52,105	(10,421)	41,684

	HNR Finance	Minority Interest in Venezuela	32% Net Total

Proved Reserves-Natural gas (MMcf)

As of December 31, 2012
Proved Reserves at January 1, 2012	34,800	(6,960)	27,840
Revisions	(4,952)	991	(3,961)
Extensions	391	(78)	313
Production	(1,227)	245	(982)

Proved Reserves at end of the year	29,012	(5,802)	23,210

As of December 31, 2012
Proved
Developed	22,383	(4,477)	17,906
Undeveloped	6,629	(1,325)	5,304

Total Proved	29,012	(5,802)	23,210

As of December 31, 2011
Proved Reserves at January 1, 2011	62,568	(12,513)	50,055
Revisions	(29,111)	5,822	(23,289)
Extensions	2,627	(526)	2,101
Production	(1,284)	257	(1,027)

Proved Reserves at end of the year	34,800	(6,960)	27,840

As of December 31, 2011
Proved
Developed	25,364	(5,073)	20,291
Undeveloped	9,436	(1,887)	7,549

Total Proved	34,800	(6,960)	27,840

As of December 31, 2010
Proved Reserves at January 1, 2010	62,710	(12,542)	50,168
Revisions	(843)	169	(674)
Extensions	2,192	(438)	1,754
Production	(1,491)	298	(1,193)

Proved Reserves at end of the year	62,568	(12,513)	50,055

As of December 31, 2010
Proved
Developed	22,850	(4,569)	18,281
Undeveloped	39,718	(7,944)	31,774

Total Proved	62,568	(12,513)	50,055

TABLE V –	Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Natural Gas Reserve Quantities

The standardized measure of discounted future net cash flows is presented in accordance with the provisions of the accounting standard on disclosures about oil and gas producing activities. In preparing this data, assumptions and estimates have been used, and we caution against viewing this information as a forecast of future economic conditions.

Future cash inflows are estimated by an applying the average price during the 12-month period, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, adjusted for fixed and determinable escalations provided by the contract, to the estimated future production of year-endproved reserves. Our average prices used were $89.77 per barrel for oil for the El Salto field and $100.41 per barrel for the other fields, and $1.54 per Mcf for gas. Future cash inflows were reduced by estimated future production and development costs to determine pre-tax cash inflows. Future income taxes were estimated by applying the year-end statutory tax rates to the future pre-tax cash inflows, less the tax basis of the properties involved, and adjusted for permanent differences and tax credits and allowances. The resultant future net cash inflows are discounted using a ten percent discount rate.

The table shown below represents HNR Finance’s net interest in Petrodelta.

	HNR Finance	Minority Interest in Venezuela	Net Total
		(in thousands)
December 31, 2012
Future cash inflows from sales of oil and gas	$4,104,602	$(820,920)	$3,283,682
Future production costs(1)	(1,992,109)	398,421	(1,593,688)
Future development costs	(364,986)	72,997	(291,989)
Future income tax expenses	(769,578)	153,916	(615,662)

Future net cash flows	977,929	(195,586)	782,343
Effect of discounting net cash flows at 10%	(415,711)	83,142	(332,569)

Standardized measure of discounted future net cash flows	$562,218	$(112,444)	$449,774

December 31, 2011
Future cash inflows from sales of oil and gas	$4,862,351	$(972,470)	$3,889,881
Future production costs(2)	(2,400,980)	480,196	(1,920,784)
Future development costs	(260,896)	52,179	(208,717)
Future income tax expenses	(1,025,295)	205,059	(820,236)

Future net cash flows	1,175,180	(235,036)	940,144
Effect of discounting net cash flows at 10%	(496,127)	99,225	(396,902)

Standardized measure of discounted future net cash flows	$679,053	$(135,811)	$543,242

December 31, 2010
Future cash inflows from sales of oil and gas	$3,748,419	$(749,684)	$2,998,735
Future production costs	(870,498)	174,100	(696,398)
Future development costs	(296,744)	59,349	(237,395)
Future income tax expenses	(1,241,452)	248,290	(993,162)

Future net cash flows	1,339,725	(267,945)	1,071,780
Effect of discounting net cash flows at 10%	(608,526)	121,705	(486,821)

Standardized measure of discounted future net cash flows	$731,199	$(146,240)	$584,959

(1)	Future production costs include operating costs, production taxes and Windfall Profits Tax. For 2012, Windfall Profits Tax equates to $1.5 million, or 74 percent, of the $2.0 million of discounted future production costs.
(2)	Future production costs include operating costs, production taxes and Windfall Profits Tax. For 2011, Windfall Profits Tax equates to $1.6 million, or 68 percent, of the $2.4 million of discounted future production costs.

TABLE VI –	Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves (in thousands):

	2012	Net Venezuela 2011	2010

Standardized Measure at January 1	$543,242	$584,959	$400,295
Sales of oil and natural gas, net of related costs	(122,693)	(127,049)	(107,689)
Revisions to estimates of proved reserves:
Net changes in prices, net of production taxes	(44,084)	(108,785)	190,119
Quantities	(91,770)	(221,510)	(18,284)
Extensions, discoveries and improved recovery, net of future costs	52,535	201,203	248,917
Accretion of discount	100,028	113,310	78,403
Net change in income taxes	86,445	77,006	(181,186)
Development costs incurred	66,342	45,364	29,965
Changes in estimated development costs	(131,356)	(13,564)	(29,465)
Timing differences and other	(8,915)	(7,692)	(26,116)

Standardized Measure at December 31	$449,774	$543,242	$584,959